CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Aug. 22, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, number of shares authorized (in shares)	20,000,000	20,000,000		20,000,000
Preferred stock issued (in shares)	0	0		0
Preferred stock outstanding (in shares)	0	0		0
Common Class A
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Common stock issued (in shares)	21,625,778	8,283,865		1,688,824
Common stock outstanding (in shares)	21,625,778	8,283,865		1,688,824
Common Class B
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of shares authorized (in shares)	4,312,500	4,312,500	4,312,500	4,312,500
Common stock issued (in shares)	0	0		0
Common stock outstanding (in shares)	0	0		0